INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31
	2013	2012
Deferred tax assets:
Carryforward tax losses	$16,638	$15,836
Temporary differences	1,749	932

	18,387	16,768
Less - valuation allowance	(18,387)	(16,768)

Net deferred tax assets	$-	$-

Components of Income (Loss) Before Income Taxes
The components of loss before income taxes are as follows:

	Year ended December 31,
	2013	2012	2011

Domestic	$(1,618)	$(5,684)	$(2,038)
Foreign	198	(183)	134

Loss before income taxes	$(1,420)	$(5,867)	$(1,904)

Reconciliation of Theoretical Tax Benefit and Actual Tax Expense
Reconciliation of the theoretical tax benefit and the actual tax expense:

	Year ended December 31,
	2013	2012	2011

Loss before income taxes, as reported in the statements of operations	$(1,420)	$(5,867)	$(1,904)

Statutory tax rate in Israel	25%	25%	24%

Theoretical tax benefit	$(355)	$(1,467)	$(457)

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	19	(11)	18
Non-deductible expenses and other permanent differences	165	185	175
Change of deferred tax 2012 as result of tax rate change	(727)	-	-
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years	(469)	-	-
Differences in taxes arising from differences between Israeli currency income and dollar income, net	186
Losses and timing differences for which no deferred taxes were recorded	1,619	1,083	234
Other	(438)	330	30

Income taxes	$-	$120	$-